Net Unrealized Gains On Available -For-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	$ 10,347	$ 34,045	$ 24,477
Fixed-maturity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	30,576	74,495	65,063
Shadow
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	(14,657)	(22,118)	(27,407)
Deferred taxes
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Net unrealized gains	$ (5,572)	$ (18,332)	$ (13,179)